Income Taxes (Components of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current and Deferred Portion of Income Tax Expense:
Current income tax expense	$ 131,190	$ 69,693	$ 22,382
Deferred income tax expense (benefit)	(11,705)	(18,268)	1,041
Total income tax expense	$ 119,485	$ 51,425	$ 23,423